MORGAN STANLEY DEAN WITTER NEW YORK
MUNICIPAL MONEY MARKET TRUST                             Two World Trade Center
LETTER TO THE SHAREHOLDERS June 30, 1998               New York, New York 10048


DEAR SHAREHOLDER:


We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter New York Municipal Money Market Trust for the six-month period ended June 30, 1998.

Tax-free money market yields showed a modest bias toward lower rates in the first half of 1998. With no change in Federal Reserve Board monetary policy and little reason to believe that a move was imminent, short-term municipal interest rates were driven primarily by market forces of supply and demand. The benefits of continued economic growth were evident in stronger municipal government balance sheets and reduced cash flow borrowing. The crisis in Asia had little impact on the municipal money market because most tax-free money funds had already significantly reduced or eliminated holdings of variable rate demand obligations (VRDOs) with exposure to Asian bank liquidity facilities.

Yields edged downward for municipal securities maturing in six months to one year. The Bond Buyer One-Year Note Index, a benchmark indicator of longer-term municipal money market yields, declined 18 basis points from 3.77 percent in late December 1997 to 3.59 percent at the end of June 1998. On a year-over-year basis, one year note yields were 26 basis points lower this June. Reflecting the relative stability of one year interest rates, the range from high to low for the Index was only 27 basis points during the six-month period versus 56 basis points for the same period one year ago.

The ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 66 percent at the end of June, somewhat lower than the 68 percent ratio at the end of 1997. A declining ratio means that securities in this sector of the municipal market outperformed Treasuries with comparable maturities.

Yields for the shortest tax-free money market maturities responded quickly to changing cash flow patterns of municipal money funds and fluctuated over a wider range than yields for longer maturities. Yields for weekly VRDOs moved over a 155 basis point range from a low of 2.85 percent in February to a high of 4.40 percent during income tax payment season in April. This range of movement was nearly identical to the range last year.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
LETTER TO THE SHAREHOLDERS June 30, 1998, continued


PORTFOLIO MANAGEMENT AND PERFORMANCE

Morgan Stanley Dean Witter New York Municipal Money Market Trust's annualized net investment income (ratio to average net assets) was 2.60 percent for the six-month period ended June 30, 1998. The Fund's thirty-day average yield was
2.64 percent as of June 30, 1998.

On June 30, the Fund's net assets exceeded $50 million with 64 percent of the Fund's portfolio invested in New York exempt VRDOs. New York exempt commercial paper and municipal notes, the two other types of securities held in the portfolio, comprised 30 percent and 6 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments. Holdings of issues with exposure to Asian bank letters of credit or liquidity facilities were eliminated two years ago.

The Fund's weighted average maturity ranged from approximately 25 to 40 days for most of the period between January and the middle of June. In late June investments were made in newly issued one year tax and revenue anticipation notes (TRANs) which come to market in large supply at mid-year. The addition of longer fixed-rate securities tend to smooth out portfolio yields by offsetting some of the yield volatility of VRDOs with daily and weekly rate changes. At the end of June, the Fund's weighted average maturity had lengthened to 41 days.

LOOKING FORWARD

The fundamentals are in place for a year of slower but solid domestic economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower long-term interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures. Given the currently favorable outlook for interest rates, the weighted average maturity for the Fund's portfolio is expected to remain in a moderate to longer range of 40 to 70 days in the period ahead. In light of tight employment conditions, however, we will be watchful for signs of accelerating labor costs which could threaten the Federal Reserve Board's presently neutral monetary policy.

We appreciate your support of Morgan Stanley Dean Witter New York Municipal Money Market Trust and look forward to continuing to serve your investment needs and objectives.


Sincerely yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     DEMAND
 THOUSANDS                                                                                 RATE+      DATE*       VALUE
---------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (66.4%)
 $  1,500   New York City, Fiscal 1994 Ser E Subseries E-4 ............................ 4.00%      07/01/98    $ 1,500,000
    1,000   New York City Housing Development Corporation, Multi-family 1994 Ser A      3.40       07/08/98      1,000,000
            New York City Industrial Development Agency,
    1,000   Korean Airlines Co Ser 1997 A (AMT) ....................................... 3.35       07/08/98      1,000,000
    1,500   National Audubon Society Inc Ser 1989 ..................................... 3.85       07/01/98      1,500,000
      900   The Berkeley Carroll School Ser 1993 ...................................... 3.45       07/08/98        900,000
      800   The Calhoun School Inc Ser 1990 ........................................... 3.15       07/08/98        800,000
      950   The Columbia Grammar & Preparatory School Ser 1994 ........................ 3.45       07/08/98        950,000
    2,200   New York Local Government Assistance Corporation, Ser 1994 B** ............ 3.15       07/08/98      2,200,000
            New York State Dormitory Authority,
    2,200   Cornell University Ser 1990 B ............................................. 3.85       07/01/98      2,200,000
    1,000   Metropolitan Museum of Art Ser A .......................................... 3.20       07/08/98      1,000,000
    2,200   Oxford University Press Inc Ser 1993 ...................................... 3.80       07/01/98      2,200,000
            New York State Energy Research & Development Authority,
    1,000   Brooklyn Union Gas Co Ser A-2 ............................................. 3.35       07/08/98      1,000,000
    1,000   Central Hudson Gas & Electric Corp Ser 1985 B ............................. 3.50       07/08/98      1,000,000
    1,500   Long Island Lighting Co Ser 1985 A ........................................ 3.58       03/01/99      1,500,000
    1,000   Long Island Lighting Co Ser 1993 B (AMT) .................................. 3.60       07/08/98      1,000,000
    1,000   New York State Electric & Gas Corp Ser 1985 B ............................. 3.80       10/15/98      1,000,000
    1,800   New York State Electric & Gas Corp Ser 1994 B ............................. 4.00       07/01/98      1,800,000
            New York State Housing Finance Agency,
    1,000   East 84th Street Ser A (AMT) .............................................. 3.30       07/08/98      1,000,000
    2,000   Normandie Court II 1987 Ser A (AMT) ....................................... 3.20       07/08/98      2,000,000
      900   New York State Medical Care Facilities Finance Agency, Lenox Hill
            Hospital 1990 Ser A ....................................................... 3.35       07/08/98        900,000
    2,000   Port Authority of New York & New Jersey, Ser 4 (AMT) ...................... 4.00       07/01/98      2,000,000
    2,000   St. Lawrence County Industrial Development Agency, Reynolds Metals Co
            Ser 1995 (AMT) ............................................................ 3.50       07/08/98      2,000,000
      400   Syracuse Industrial Developmental Agency, Syracuse University Eggers
            Hall Ser 1993 ............................................................. 3.85       07/01/98        400,000
    2,000   Triborough Bridge and Tunnel Authority, Ser 1994 (FGIC) ................... 3.20       07/08/98      2,000,000
    1,000   Yonkers Industrial Development Agency, Sarah Lawrence College Ser 1997
            (MBIA) .................................................................... 3.20       07/08/98      1,000,000
            PUERTO RICO
    2,000   Puerto Rico Highway & Transportation Authority, Transportation 1998
            Ser A (AMBAC) ............................................................. 3.00       07/08/98      2,000,000
                                                                                                               -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $35,850,000) ..................................................................     35,850,000
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

                                                                                                            YIELD TO
 PRINCIPAL                                                                                                  MATURITY
 AMOUNT IN                                                                            COUPON    MATURITY   ON DATE OF
 THOUSANDS                                                                             RATE       DATE      PURCHASE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT COMMERCIAL PAPER (31.3%)
  $ 1,000   Long Island Power Authority, Electric System Subser 3 ...............   3.75%      07/29/98       3.75%    $  1,000,000
            Municipal Assistance Corporation for the City of New York,
    1,000   Ser K Subser K-3 ....................................................   3.65       08/13/98       3.65        1,000,000
    1,000   Ser K Subser K-3 ....................................................   3.60       09/08/98       3.60        1,000,000
            New York City,
    1,000   1994 Ser H Subser H-3 (FSA) .........................................   3.45       10/21/98       3.45        1,000,000
    1,000   1996 Ser J Subser J-2 ...............................................   3.55       10/29/98       3.55        1,000,000
    1,000   New York City Municipal Water Finance Authority, Ser #3 .............   3.60       07/15/98       3.60        1,000,000
            New York State,
    1,000   Ser T BANs ..........................................................   3.50       07/09/98       3.50        1,000,000
    1,300   Ser T BANs ..........................................................   3.65       07/14/98       3.65        1,300,000
            New York State Dormitory Authority,
    1,000   Columbia University 1997 Issue ......................................   3.45       10/06/98       3.45        1,000,000
    1,000   Columbia University 1997 Issue ......................................   3.50       10/08/98       3.50        1,000,000
    1,000   Sloan-Kettering Cancer Center Ser 1989 C ............................   3.60       09/16/98       3.60        1,000,000
      500   Sloan-Kettering Cancer Center Ser 1989 C ............................   3.35       09/17/98       3.35          500,000
            New York State Environmental Facilities Corporation,
      500   General Electric Co Ser 1987 A ......................................   3.25       07/10/98       3.25          500,000
    1,100   General Electric Co Ser 1987 A ......................................   3.65       08/11/98       3.65        1,100,000
      500   General Electric Co Ser 1987 A ......................................   3.45       09/10/98       3.45          500,000
    1,000   New York State Environmental Quality, Ser 1998 A ....................   3.60       08/06/98       3.60        1,000,000
            New York State Power Authority,
    1,000   Ser 2 ...............................................................   3.65       08/19/98       3.65        1,000,000
    1,000   Ser 2 ...............................................................   3.50       10/07/98       3.50        1,000,000
            TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER                                                                 ------------
            (Amortized Cost $16,900,000) .............................................................................   16,900,000
            NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (5.6%)                                                      ------------
    1,000   Half Hollow Hills Central School District, 1998-99 TANs,
              dtd 07/09/98 (WI) .................................................   3.90       06/25/99       3.55        1,003,250
    1,000   Mamaroneck Union Free School District, Ser 1998 TANs, dtd 07/09/98
            (WI) ................................................................   3.90       02/05/99       3.50        1,002,240
    1,000   Nassau County, Ser 1997 B TANs, dtd 12/23/97 ........................   4.25       08/31/98       3.78        1,000,766
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES                                                       ------------
            (Amortized Cost $3,006,256) ..............................................................................    3,006,256
                                                                                                                       ------------
            TOTAL INVESTMENTS (Amortized Cost $55,756,256) (a) ..........................................    103.3%      55,756,256
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ..............................................     (3.3)      (1,792,397)
                                                                                                            ------     ------------
            NET ASSETS ..................................................................................    100.0%    $ 53,963,859
                                                                                                            ======     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

---------------
AMT    Alternative Minimum Tax.
BANs   Bond Anticipation Notes.
TANs   Tax Anticipation Notes.
WI     Security purchased on a "when-issued" basis.
+      Rate shown is the rate in effect at June 30, 1998.
*      Date on which the principal amount can be recovered through demand.
** This security is segregated in connection with the purchase of "when-issued" securities.
(a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------

AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS :
Investments in securities, at value
   (amortized cost $55,756,256).........................  $55,756,256
Cash ...................................................    1,534,760
Interest receivable ....................................      203,573
Prepaid expenses .......................................       29,428
                                                          -----------
  TOTAL ASSETS .........................................   57,524,017
                                                          -----------
LIABILITIES :
Payable for:
  Investments purchased ................................    3,005,490
  Shares of beneficial interest repurchased ............      458,272
  Investment management fee ............................       24,263
  Plan of distribution fee .............................        4,853
Accrued expenses .......................................       67,280
                                                          -----------
  TOTAL LIABILITIES ....................................    3,560,158
                                                          -----------
  NET ASSETS ...........................................  $53,963,859
                                                          ===========
COMPOSITION OF NET ASSETS :
Paid-in-capital ........................................  $53,963,819
Accumulated undistributed net investment
   income ..............................................           40
                                                          -----------
  NET ASSETS ................................. .........  $53,963,859
                                                          ===========
NET ASSET VALUE PER SHARE,
   53,963,819 shares outstanding (unlimited
   shares authorized of $.01 par value).................        $1.00
                                                                =====

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)

NET INVESTMENT INCOME :
INTEREST INCOME ........................................      $930,258
                                                              --------
EXPENSES
Investment management fee ..............................       134,187
Plan of distribution fee ...............................        24,748
Transfer agent fees and expenses .......................        21,669
Professional fees ......................................        20,467
Shareholder reports and notices ........................        16,608
Trustees' fees and expenses ............................         9,787
Registration fees ......................................         4,084
Custodian fees .........................................         3,082
Other ..................................................         1,803
                                                              --------
  TOTAL EXPENSES .......................................       236,435
Less : expense offset ..................................        (3,082)
                                                              --------
  NET EXPENSES .........................................       233,353
                                                              --------
  NET INVESTMENT INCOME ................................       696,905
  NET REALIZED GAIN ....................................           421
                                                              --------
NET INCREASE ...........................................      $697,326
                                                              ========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1998   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS :
OPERATIONS :
Net investment income ................................  $    696,905      $  1,169,478
Net realized gain ....................................           421                --
                                                        ------------      ------------
  NET INCREASE .......................................       697,326         1,169,478
Dividends from net investment income .................      (696,885)       (1,169,485)
Net increase from transactions in shares of beneficial
  interest ...........................................     4,627,830         8,577,349
                                                        ------------      ------------
  NET INCREASE .......................................     4,628,271         8,577,342
NET ASSETS :
Beginning of period ..................................    49,335,588        40,758,246
                                                        ------------      ------------
  END OF PERIOD
  (Including undistributed net investment income of
   $40 and $20, respectively).........................  $ 53,963,859      $ 49,335,588
                                                        ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Municipal Money Market Trust (the "Fund"), formerly Dean Witter New York Municipal Money Market Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day:
0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued


exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1998, the distribution fee was accrued at the annual rate of 0.09%.

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1998 aggregated $87,206,882 and $82,501,360, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,793. At June 30, 1998, the Fund had an accrued pension liability of $46,540 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:



                                                            FOR THE SIX           FOR THE YEAR
                                                            MONTHS ENDED              ENDED
                                                           JUNE 30, 1998        DECEMBER 31, 1997
                                                           -------------        -----------------
                                                             (unaudited)
Shares sold ........................................         69,661,771            108,032,544
Shares issued in reinvestment of dividends .........            696,885              1,169,485
                                                             ----------            -----------
                                                             70,358,656            109,202,029
Shares repurchased .................................        (65,730,826)          (100,624,680)
                                                            -----------           ------------
Net increase in shares outstanding .................          4,627,830              8,577,349
                                                            ===========           ============

MORGAN STANLEY DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                                          MONTHS ENDED    --------------------------------------------------------
                                                         JUNE 30, 1998      1997        1996        1995       1994       1993
----------------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
PER SHARE OPERATING PERFORMANCE :
Net asset value, beginning of period ..............        $  1.00        $  1.00     $  1.00     $  1.00    $  1.00    $  1.00
                                                           -------        -------     -------     -------    -------    -------
Net investment income .............................          0.013          0.026       0.025       0.028      0.018      0.014
Less dividends from net investment income .........         (0.013)        (0.026)     (0.025)     (0.028)    (0.018)    (0.014)
                                                           --------       -------     -------     -------    -------    -------
Net asset value, end of period ....................        $  1.00        $  1.00     $  1.00     $  1.00    $  1.00    $  1.00
                                                           ========       =======     =======     =======    =======    =======
TOTAL INVESTMENT RETURN ...........................           1.30%(1)       2.68%       2.53%        2.84%      1.78%      1.36%

RATIOS TO AVERAGE NET ASSETS :
Expenses ..........................................           0.88%(2)(3)    0.96%(3)    0.95%(3)     1.01%      1.03%      1.03%
Net investment income .............................           2.60%(2)       2.64%       2.48%        2.79%      1.75%      1.34%

SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ...........        $53,964        $49,336     $40,758     $ 39,108   $ 39,629   $ 41,112

-------------
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of the expense offset of 0.01%.


                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisiors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
NEW YORK MUNICIPAL
MONEY MARKET TRUST



[Graphic]



SEMIANNUAL REPORT
JUNE 30, 1998